Borrowings (Details 4)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Balance at the beginning of the year		$ 101,887,000,000	$ 926,487,000,000
Borrowings		7,427,000,000	43,119,000,000
Collection / (Payment) of short term loans, net		(999,000,000)	6,605,000,000
Interests paid		(8,204,000,000)	(23,535,000,000)
Deconsolidation (see Note 4)		0	(697,452,000,000)
Accrued interests		7,722,000,000	19,465,000,000
Cumulative translation adjustment and exchange differences, net		22,656,000,000	(71,995,000,000)
Inflation adjustment		(42,666,000,000)	(4,455,000,000)
Reclassifications and other movements	$ (1,255)		(12)
Balance at the end of the year		$ 74,734,000,000	$ 101,887,000,000